Expense Example - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Total Emerging Markets Fund - Class I
Expense Example:
1 year	$ 117
3 years	365
5 years	633
10 years	1,398
Fidelity Advisor Total Emerging Markets Fund - Class A
Expense Example:
1 year	713
3 years	1,004
5 years	1,317
10 years	2,200
Fidelity Advisor Total Emerging Markets Fund - Class C
Expense Example:
1 year	322
3 years	685
5 years	1,175
10 years	2,334
Fidelity Advisor Total Emerging Markets Fund - Class M
Expense Example:
1 year	516
3 years	864
5 years	1,236
10 years	2,278
Fidelity Advisor Total Emerging Markets Fund - Class Z
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	$ 1,259